Stock-Based Compensation - Summary of Option Activities (Details) - Employee and Non-Employee stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Range of Exercise Prices
Options Outstanding (in shares)	3,019
Weighted Average Exercise Price (in dollars per share)	$ 22.51
Options Exercisable (in shares)	172
Weighted Average Exercise Price (in dollars per share)	$ 32.68
Weighted Average Remaining Contractual Life (In years)	6 years
$32.68
Range of Exercise Prices
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 32.68	$ 32.68
Options Outstanding (in shares)	356	387
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Options Exercisable (in shares)	172	82
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Weighted Average Remaining Contractual Life (In years)	4 years 7 months 6 days	5 years 7 months 6 days
$21.15
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 21.15
Options Outstanding (in shares)	2,663
Weighted Average Exercise Price (in dollars per share)	$ 21.15
Options Exercisable (in shares)	0
Weighted Average Exercise Price (in dollars per share)	$ 0
Weighted Average Remaining Contractual Life (In years)	6 years 2 months 12 days